Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events

16. Subsequent Events

The Company has evaluated subsequent events to the balance sheet date of June 30, 2024 through December 4, 2024, the date on which the unaudited interim condensed consolidated financial statements were available to be issued. There were no subsequent events occurred that would require recognition or disclosure in the Company’s unaudited interim condensed consolidated financial statement.

16. Subsequent Events

The Company evaluated all events and transactions that occurred after December 31, 2023 up through the date the Company issued these financial statements on June 27, 2024 for disclosure or recognition in this consolidated financial statements of the Company as appropriate.